Cash and Cash Equivalents, Short-Term Bank Deposits and Restricted Bank Deposits (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
ShorttermBankDepositsLineItems [Line Items]
Cash and cash equivalents	$ 16,702	$ 9,436	$ 8,282	$ 29,347
Short-term bank deposits	24,045	27,100
Restricted bank deposits	$ 358	$ 506
Bottom of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Bank deposits terms	3 months
Short term bank deposits annual interest rates	0.95%
Top of Range [Member]
ShorttermBankDepositsLineItems [Line Items]
Bank deposits terms	6 months
Short term bank deposits annual interest rates	1.49%